UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C.  20549

                              FORM 13F

                        FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:      June 30, 2001

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      NORTH PEAK LLC
Address:   666 THIRD AVENUE
           NEW YORK, NY  10017-4011



13F File Number:  28-4247

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:    ABE MASTBAUM
Title:   CHIEF FINANCIAL OFFICER
Phone:   212-476-8088

Signature, Place, and Date of Signing:

  ABE MASTBAUM  666 THIRD AVE. NEW YORK, N.Y. 10017-4001  February 14,


Report Type (Check only one.):

[X]        13F HOLDINGS REPORT.

[ ]        13F NOTICE.

[ ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      39

Form 13F Information Table Value Total:       413,657,537



List of Other Included Managers:



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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER         TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- -------

ALLIANCE BANCORP INC.          CS               01852J105      835    29600 SH       SOLE                    29600
AMERICAN GENERAL CORP.         CS               026351106    49237  1060000 SH       SOLE                  1060000
ANDOVER BANCORP. INC. DE       CS               034258103     1533    30500 SH       SOLE                    30500
BARRETT RESOURCES CORP.        CS               068480201    12140   208502 SH       SOLE                   208502
BAXTER INTERNATIONAL           CS               071813125        7   167500 SH       SOLE                   167500
BERGEN BRUNSWIG CORP.          CS               083739102    24042  1250900 SH       SOLE                  1250900
CELL GENESYS INC.              CS               150921104      574    28000 SH       SOLE                    28000
CHRIS CRAFT INDUSTRIES INC.    CS               170520100    28781   403100 SH       SOLE                   403100
COACHMEN INDUSTRIES INC.       CS               189873102      921    69500 SH       SOLE                    69500
CYBERONICS INC.                CS               23251P102      401    23700 SH       SOLE                    23700
DIANON SYSTEMS INC.            CS               252826102      373     8200 SH       SOLE                     8200
DIME BANCORP INC.              CS               25429Q102    14900   400000 SH       SOLE                   400000
ELAN CORP. RIGHTS PLC          CS               G29539148       58   250000 SH       SOLE                   250000
GALILEO INTERNATIONAL INC.     CS               363547100    11538   355000 SH       SOLE                   355000
HARCOURT GENERAL INC.          CS               41163G101    44928   772100 SH       SOLE                   772100
HOMESTAKE MNG CO.              CS               437614100     8370  1080000 SH       SOLE                  1080000
HONEYWELL INTERNATIONAL INC.   CS               438516106     1750    50000 SH       SOLE                    50000
HONEYWELL INTL. JULY 35 PUTS   PUT              438516106      108    50000 SH  PUT  SOLE                    50000
HOUGHTON MIFFLIN CO.           CS               441560109     5993   100000 SH       SOLE                   100000
HS RESOURCES INC.              CS               404297103     3240    50000 SH       SOLE                    50000
IBP INC.                       CS               449223106    22288   882700 SH       SOLE                   882700
INTEGRATED MEASUREMENT SYSYTEM CS               457923100     2574   117277 SH       SOLE                   117277
KENT ELECTRONICS CORP. BOND 4. BD               490553AA2    14537 14610000 PRN      SOLE                   146100
MARINE DRILLING CO. INC.       CS               568240204     2867   150000 SH       SOLE                   150000
MINIMED INC.                   CS               60365K108    20544   428000 SH       SOLE                   428000
MP3.COM INC.                   CS               62473M109     1588   327500 SH       SOLE                   327500
NBC INTERNET INC.              CS               62873D105     2416  1118600 SH       SOLE                  1118600
NISOURCE INC. SAILS            CS               65473P600      916   386300 SH       SOLE                   386300
NORTHROP GRUMMAN CORP. SER B P CS               666807300     3567    33107 SH       SOLE                    33107
NOVA CORPORATION               CS               669784100    15118   480700 SH       SOLE                   480700
ROSETTA INPHARAMATICS INC.     CS               777777103    16761  1115082 SH       SOLE                  1115082
SPIEKER PROPERTIES INC.        CS               848497103     7506   125200 SH       SOLE                   125200
SUPERIOR TELECOM 8.5% PRFD. A  CS               86836P202     1248    76819 SH       SOLE                    76819
TELESP CELULAR PARTICIP S A    CS               87952L108     6683   441100 SH       SOLE                   441100
TEXACO INC.                    CS               881694103    17689   265600 SH       SOLE                   265600
TOSCO CORP.                    CS               891490302    41848   950000 SH       SOLE                   950000
TYSON FOODS OCTOBER 12.5 CALL  CALL             902494103       23    75000 SH  CALL SOLE                    75000
WILLAMETTE IND. INC JULY 45 PU PUT              969133107       18    50000 SH  PUT  SOLE                    50000
WILLAMETTE INDUSTRIES INC.     CS               969133107    25740   520000 SH       SOLE                   520000